Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share, Basic and Diluted [Line Items]
Net income	$ 1,985.7		$ 1,766.8		$ 1,276.5
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares used to compute basic EPS (in shares)	372.5		415.7		441.1
Dilutive effect of outstanding stock-based compensation awards (in shares)	7.7	[1]	7.2	[1]	8.4	[1]
Weighted average shares used to compute diluted EPS (in shares)	380.2		422.9		449.5
Basic EPS (in dollars per share)	$ 5.33		$ 4.25		$ 2.89
Diluted EPS (in dollars per share)	$ 5.22		$ 4.18		$ 2.84
Stock Appreciation Rights [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	12.4		18.6		19.3
Stock Options [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			5.7		6.2

[1]	Stock-based compensation awards are not included in the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive). Approximately 12.4 million, 18.6 million and 19.3 million stock appreciation rights ("SARs") were not included in the calculation of diluted EPS for 2011, 2010 and 2009, respectively. The stock options not included in the calculation of diluted EPS for 2011 were not material. Approximately 5.7 million and 6.2 million stock options were not included in the calculation of diluted EPS for 2010 and 2009, respectively. These stock-based compensation awards were excluded from the calculation of diluted EPS because their effect was anti-dilutive.